Related Party Transactions	12 Months Ended
Dec. 27, 2014
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
Our related party transactions in 2014, 2013 and 2012 are not material.
We coordinate, on an aggregate basis, the contract negotiations of sweeteners and other raw material requirements, including aluminum cans and plastic bottles and closures for us and certain of our independent bottlers. Once we have negotiated the contracts, the bottlers order and take delivery directly from the supplier and pay the suppliers directly. Consequently, these transactions are not reflected in our consolidated financial statements. As the contracting party, we could be liable to these suppliers in the event of any nonpayment by our bottlers, but we consider this exposure to be remote.
In addition, our joint ventures with Unilever (under the Lipton brand name) and Starbucks sell finished goods (ready-to-drink teas and coffees, respectively) to us and our noncontrolled bottling affiliates. Consistent with accounting for equity method investments, our joint venture revenue is not included in our consolidated net revenue.
Certain members of our Board of Directors also serve on the boards of certain vendors and customers. These Board members do not participate in our vendor selection and negotiations nor in our customer negotiations. Our transactions with these vendors and customers are in the normal course of business and are consistent with terms negotiated with other vendors and customers. In addition, certain of our employees serve on the boards of Pepsi Bottling Ventures LLC and other affiliated companies of PepsiCo and do not receive incremental compensation for such services.